Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	March 31,
	2016	2015
Options	909,167	632,500
Warrants	2,002,713	1,212,713
Total	2,911,880	1,845,213